Condensed Financial Information of the Parent Company (Details) - Schedule of parent company statements of income and comprehensive income - Parent [Member] - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Condensed Statement of Income Captions [Line Items]
GENERAL AND ADMINISTRATIVE EXPENSES	$ (2,926,245)	$ (1,937,800)	$ (990,029)
EQUITY IN EARNINGS (LOSS) OF SUBSIDIARIES AND VIE	(8,605,535)	(4,451,276)	4,576,721
NET INCOME (LOSS)	(11,531,781)	(6,389,076)	3,586,692
FOREIGN CURRENCY TRANSLATION ADJUSTMENT	(2,446,705)	671,219	783,406
COMPREHENSIVE INCOME (LOSS)	$ (13,978,486)	$ (5,717,857)	$ 4,370,098